FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Maximum exposure to credit risk
The Company’s maximum exposure to credit risk at the reporting date is the carrying value of each of the financial assets disclosed as follows:

	As at December 31, 2017	As at December 31, 2016
Cash and equivalents	$2,234	$2,389
Accounts receivable	239	249
Net derivative assets by counterparty	2	1
	$2,475	$2,639

Expected maturity of significant financial assets and liabilities
The following table outlines the expected maturity of our significant financial assets and liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. As the amounts presented in the table are the contractual undiscounted cash flows, these balances may not agree with the amounts disclosed in the balance sheet.

As at December 31, 2017
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$2,234	$—	$—	$—	$2,234
Accounts receivable	239	—	—	—	239
Derivative assets	2	1	—	—	3
Trade and other payables	1,059	—	—	—	1,059
Debt	59	311	975	5,111	6,456
Derivative liabilities	30	2	—	—	32
Other liabilities	30	231	64	186	511
As at December 31, 2016
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$2,389	$—	$—	$—	$2,389
Accounts receivable	249	—	—	—	249
Derivative assets	1	1	—	—	2
Trade and other payables	1,084	—	—	—	1,084
Debt	143	533	997	6,316	7,989
Derivative liabilities	51	27	—	—	78
Other liabilities	42	51	3	120	216